Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2015	$2,049,093
Goodwill resulting from acquisitions(1)	164,506
Other	(1,960)

As of September 30, 2016	2,211,639
Goodwill resulting from acquisitions	18,535
Other	(8,965)

As of September 30, 2017	$2,221,209

(1)	Mainly relates to the acquisitions of Vindicia, Brite:Bill and Pontis. In allocating the total purchase price of Vindicia based on estimated fair values, the Company recorded $62,210 of goodwill, $20,091 of core technology to be amortized over approximately three years, $11,623 of customer relationships to be amortized over approximately five years and $1,103 of other intangible assets to be amortized over approximately two years. In allocating the total purchase price of Brite:Bill based on estimated fair values, the Company recorded $45,037 of goodwill, $20,917 of core technology to be amortized over approximately three years, $9,638 of customer relationships to be amortized over approximately seven years and $773 of other intangible assets to be amortized over approximately two years. In allocating the total purchase price of Pontis based on estimated fair values, the Company recorded $40,457 of goodwill, $24,361 of core technology to be amortized over approximately four years and $20,993 of customer relationships to be amortized over approximately six years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2017, 2016 or 2015.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2017
Core technology	$604,673	$(513,501)	$91,172
Customer relationships	497,296	(414,654)	82,642
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	33,542	(30,030)	3,512

Total	$1,187,507	$(1,010,181)	$177,326

September 30, 2016
Core technology	$604,673	$(451,169)	$153,504
Customer relationships	491,639	(370,658)	120,981
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	33,542	(26,500)	7,042

Total	$1,181,850	$(900,323)	$281,527

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2017	2016	2015
Cost of revenue	$1,405	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	108,453	96,465	65,017

Total	$109,858	$98,074	$66,626

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2017 is as follows:

Amount
Fiscal year:
2018	$79,916
2019	54,007
2020	23,163
2021	10,356
2022	6,534
Thereafter	3,350

Total	$177,326